Significant capital and funding transactions - Summary of Common Shares Issued (Detail) - CAD ($) shares in Thousands, $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2020
Disclosure of classes of share capital [line items]
Issued in connection with share-based compensation plans	$ (2)	$ (2)	$ (4)
Purchased for cancellation		$ (87)		$ (814)
Common shares [member]
Disclosure of classes of share capital [line items]
Issued in connection with share-based compensation plans, shares	324	314	820	547
Purchased for cancellation, shares		(867)		(7,860)
Increase (decrease) in number of ordinary shares issued, shares	324	(553)	820	(7,313)
Issued in connection with share-based compensation plans	$ 25	$ 26	$ 61	$ 44
Purchased for cancellation		(11)		(97)
Increase (decrease) in equity	$ 25	$ 15	$ 61	$ (53)